Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2023
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Changes to the Company's Before-tax Asset Retirement Obligation
The following table indicates the changes to the company’s
before-tax
asset retirement obligations in 2023, 2022 and 2021:

	2023	2022	2021
Balance at January 1	$12,701	$12,808	$13,616
Liabilities assumed in the PDC acquisition	220	—	—
Liabilities incurred	183	9	31
Liabilities settled	(1,565)	(1,281)	(1,887)
Accretion expense	593	560	616
Revisions in estimated cash flows	1,701	605	432
Balance at December 31	$13,833	$12,701	$12,808